Convertible Preferred Shares and Attached Warrants (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 09, 2022	Dec. 13, 2021	Dec. 14, 2020	May 17, 2022	Feb. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001	$ 0.0001
Net proceeds of convertible preferred shares						$ 1,563,000
Dividend shares (in Shares)						50,000
Converted shares (in Shares)							14,200,000
Carrying value							$ 3,929,000
Cumulative dividend						$ 278,000	16,000
Received net proceeds	$ 3,300,000		$ 1,540,000	$ 1,955,000		1,540,000
Debt discounts original issue discount						145,000
Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Cumulative dividend						$ 130,000	$ 209,000
Class A Ordinary Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)							349,789
Series B Convertible Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Additional paid in capital								$ 1,591,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Debt received					$ 6,440,000
Convertible debenture, description					a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS.	(i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $1.75 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $0.75, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $2.50; (iii) the exercise price of the Series E Warrants is adjusted to $2.00; and (iv) the exercise price of the Series F Warrants is adjusted to $2.50.
Conversion price (in Dollars per share)							$ 8,280,270
Additional paid in capital						$ 81,000
Net of debt discounts paid						620,000
Series A preferred shares remained outstanding (in Shares)							6,500
Accrued dividend converted into an aggregate (in Shares)							325,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						560,000
Aggregate proceeds						2,149,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						1,588,000
Aggregate proceeds						4,231,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						$ 2,669,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)						7,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Series convertible preferred shares par value						$ 1,000
Dividend rights rate						8.00%
Conversion price (in Dollars per share)						$ 3
Net proceeds of convertible preferred shares						$ 1,563,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Dividend shares (in Shares)							500
December 2020 Convertible Debenture and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Aggregate amount						5.3
Dividend shares (in Shares)							500
Net proceeds allocated to convertible debenture						$ 4,000
December 2020 Convertible Debenture and Warrants [Member] | Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)							14,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Convertible debenture, description		a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 2,285,715 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $2.50 per ADS.
Dividend rights rate						8.00%
Conversion price (in Dollars per share)						$ 1.75
Received net proceeds		$ 3,800,000
Percentage of lowest daily volume-weighted average price						90.00%
Lower conversion price (in Dollars per share)						$ 0.75
Aggregate cash						100.00%
Cash investment						$ 3,800,000
Stock and classified in stockholders’ equity, description						The fair value of December 2021 Warrants is estimated to be at $0.58 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $1.70 per share, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.
Debt discount						$ 1,613,000
Warrants an aggregate						8,000
Debt discounts original issue discount						50,000
Deemed dividends to preferred stockholders in amount							$ 36,000
Carrying amount accreted							$ 1,222,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						2,800,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series G [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						950,000
Debt discount						1,613,000
Proceeds to the detachable Series G Warrants						950,000
Convertible amount						$ 1,186,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B Convertible Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)						4,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Series convertible preferred shares par value						$ 1,000